Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)									1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 29, 2018	Dec. 14, 2017	Dec. 08, 2017	Sep. 26, 2017	Sep. 16, 2017	Aug. 04, 2017	Dec. 30, 2016	Apr. 03, 2016	Sep. 30, 2017	Aug. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Nov. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Number of warrant purchase shares					275,000							500,000			500,000				2,000,000	100,000
Fair value of warrants																		$ 455,975
Debt extinguishment					$ 10,057									$ (526,871)	$ 651,574	$ (552,871)	$ (977,203)	(455,975)
Warrant exercise price per share					$ 0.08							$ 0.14			$ 0.14				$ 0.25	$ 0.40
Number of common shares issued to note holder	1,250,000																1,026,195
Amortization of debt discount																	$ 48,942
Proceeds from sale of common stock															$ 2,978,500	450,000	796,000	1,524,030
Fair value of derivatives												$ 48,961			48,961
Financing costs															171,739		643,481
Amortization of interest expenses														53,346	747,623	93,024	418,339	398,594
Convertible Note Payable [Member]
Outstanding balance of debt												$ 150,000			$ 150,000		$ 1,695,768	$ 1,695,768
Interest rate												8.00%			8.00%
Debt extinguishment															$ 1,067,242
Maturity date, description															February 2018 through January 2019
Exchange for cash												$ 130,000			$ 130,000
Original issue discount															20,000
Fair value of derivatives												$ 252,778			252,778
Financing costs															$ 102,778
Oceanside Strategies, Inc [Member] | Extension Agreement [Member]
Outstanding balance of debt						$ 680,268	$ 680,260
Maturity date						Aug. 04, 2018	Aug. 04, 2017
Number of warrant purchase shares						1,316,800	2,429,530
Fair value of warrants						$ 170,855	$ 159,491
Debt extinguishment						$ 170,855	$ 159,491
Maturity date, description						August 4, 2017 to April 4, 2018	December 30, 2016 to August 4, 2017
Warrant exercise price per share						$ 0.15	$ 0.08
Oceanside Strategies, Inc [Member] | Extension Agreement [Member] | March 2018 [Member]
Number of common shares issued to note holder																	4,589,506
Oceanside Strategies, Inc [Member] | Convertible Note Payable [Member]
Outstanding balance of debt								$ 680,268
Interest rate								12.00%
Maturity date								Dec. 30, 2016
Debt conversion percentage of amount								30.00%
Debt conversion price per share								$ 0.07
Number of warrant purchase shares								2,429,530
Fair value of warrants								$ 164,344
Debt extinguishment								$ 164,344
Lucas Holdings [Member] | Convertible Note [Member]
Outstanding balance of debt										$ 220,500	$ 220,500			$ 220,500		$ 220,500	$ 220,500
Interest rate										5.00%	5.00%			5.00%		5.00%
Debt conversion price per share										$ 0.10	$ 0.25			$ 0.25		$ 0.25
Number of warrant purchase shares										50,000	330,000			330,000		330,000
Fair value of warrants										$ 12,500							40,180
Maturity date, description										February and March 2018	February and March 2018
Warrant exercise price per share											$ 0.30			$ 0.30		$ 0.30
Exchange for cash										$ 200,000	$ 200,000			$ 200,000		$ 200,000
Original issue discount										10,500	10,500
Prepaid interest										$ 10,000	$ 10,000			$ 10,000		$ 10,000	20,500
Amortization of debt discount																	174,850
Fair value of common shares																	12,500
Beneficial conversion feature																	101,670
Unamortized balance																	$ 40,247
Lucas Holdings [Member] | Convertible Note [Member] | March 2018 [Member]
Number of common shares issued to note holder																	1,543,000
Kodiak Capital Group, LLC [Member] | Purchase Agreement [Member]
Outstanding balance of debt																	$ 320,000
Debt conversion percentage of amount									80.00%
Number of warrant purchase shares									4,000,000								100,000
Warrant exercise price per share									$ 0.25								$ 0.25
Unamortized balance																	$ 191,740
Proceeds from sale of common stock				$ 2,000,000					$ 2,000,000
Purchase price of shares				$ 2,000,000
Accrued interest																	$ 3,281
Kodiak Capital Group, LLC [Member] | Three Convertible Note Payable [Member] | Purchase Agreement [Member]
Outstanding balance of debt													$ 320,000
Interest rate													5.00%
Debt conversion price per share													$ 0.25
Number of warrant purchase shares													2,000,000
Maturity date, description													March 2018 through June 2018
Warrant exercise price per share													$ 0.15				$ 0.20
Exchange for cash													$ 200,000
Original issue discount													20,000
Settlement of financing expense													100,000
Fair value of derivatives													412,214
Financing costs													$ 92,214
EMA Financial and Auctus Fund [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt			$ 370,000														$ 370,000
Interest rate			8.00%
Maturity date			Dec. 08, 2018
Debt conversion percentage of amount			70.00%
Number of warrant purchase shares			2,400,000														1,200,000
Warrant exercise price per share			$ 0.11
Exchange for cash			$ 323,000
Original issue discount			47,000
Unamortized balance																	$ 343,636
Fair value of derivatives			565,252														118,589
Financing costs			$ 195,252														47,000
Accrued interest																	1,866
Warrant life of year			5 years
PowerUp Lending [Member] | Unsecured Convertible Notes [Member]
Outstanding balance of debt		$ 105,000															105,000
Interest rate		8.00%
Maturity date		Sep. 20, 2018
Debt conversion percentage of amount		70.00%
Exchange for cash		$ 90,000
Original issue discount		15,000
Unamortized balance																	99,822
Fair value of derivatives		160,426															105,000
Financing costs		$ 55,426															15,000
Accrued interest																	414
Amortization of interest expenses																	294,397
Accrued interest																	$ 143,145